Employee compensation and benefits - Movement on HSBC share awards (Details) - Restricted share awards shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding period start (in shares)	19,205	20,454
Additions during the year (in shares)	11,114	10,998
Released in the year (in shares)	(11,646)	(11,864)
Forfeited in the year (in shares)	(259)	(383)
Share awards outstanding period end (in shares)	18,414	19,205
Weighted average fair value of awards granted (in GBP per share) | £ / shares	£ 4.92	£ 4.74